Notes on the Consolidated Balance Sheet (Detail Textuals) € / shares in Units, € in Thousands									6 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 19, 2019 shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 USD ($)	Jun. 19, 2019 shares	Jan. 01, 2019 EUR (€) contract	Mar. 28, 2018 EUR (€)	Mar. 15, 2018 EUR (€)	Jun. 30, 2019 shares € / shares	Dec. 31, 2019 EUR (€) contract shares	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Dec. 31, 2019 USD ($) shares	Jul. 02, 2019 shares	Jul. 01, 2019 USD ($) shares	Oct. 31, 2018	Dec. 31, 2016 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Unused tax losses for which deferred tax asset recognised										€ 18,833
Intangible assets										278,862	€ 33,015	[1]	€ 35,136
Goodwill										€ 158,228	20,804	[1]
Period over which management has projected cash flows										next five years
EBITDA, increase (decrease), percentage										(5.00%)
TV growth rate, increase (decrease), percentage										0.50%
TV growth rate, percentage										0.00%
Additions to right-of-use assets										€ 8,338
Number of operating lease contracts | contract						2				3
Cash and cash equivalents										€ 15,450	11,095	[1],[2]	8,214	[2]					€ 8,064	[2]
Equity										142,120	16,915	[1],[3]	17,760	[3]					(24,968)	[3]
Issue of equity										€ 352	488		29,499
Increase (decrease) in shares issued | shares										2,661,386
Number of ordinary shares outstanding | shares										2,605,689
Other provisions										€ 2,064	321
Reclassifications										0
Lease liabilities recognized on January 1, 2019										7,670	0
Payables on social security and taxes other than income tax										62	68
Increase (decrease) through cumulative catch-up adjustments to revenue, contract liabilities										16,731
Revenue that was included in contract liability balance at beginning of period										20,108
Depreciation, right-of-use assets										1,069
Income from subleasing right-of-use assets										15	0
Interest expense on lease liabilities										154
Cash flows from (used in) operations										14,983	8,899	[2]	(671)	[2]
Cash flows from (used in) financing activities										80,610	(2,309)	[2]	(885)	[2]
Property, plant and equipment										€ 2,317	2,015	[1]	2,082
Samadhi SAS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections																		(10.00%)
Cash generating units, Zoosk
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long-Term Earnings Before Interest, Tax, Depreciation and Amortization Margins, Percentage	19.70%									17.70%
Growth rate used to extrapolate cash flow projections	0.50%
Amount by which unit's recoverable amount exceeds its carrying amount										€ 20,086
Amount by which unit's recoverable amount exceeds its carrying amount, percentage										9.00%
EBITDA, increase (decrease), percentage										(2.00%)
Cash generating units, Christian Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.50%																	3.00%
Cash generating units, Jdate USA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.50%																	2.00%
Cash generating units, Jdate Israel
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.50%																	1.50%
Cash generating units, JSwipe
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long-Term Earnings Before Interest, Tax, Depreciation and Amortization Margins, Percentage										56.20%
Growth rate used to extrapolate cash flow projections	1.00%																	1.50%
Cash generating units, Other Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.50%																	0.50%
Brands and trademarks | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										€ 101,523	4,894		4,917
Licenses and domains | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										€ 160	209		128
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill										1 year
Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										€ 5,040	2,221		3,503
Software | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										94	23		0
Other intangible assets | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										10,658	1,173		2,314
Intangible assets under development | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										3,159	3,691		1,090
Goodwill | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										158,228	20,804		23,184
Purchase costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognized in merger										245,340	0
Intangible assets										294,962	42,676		38,926
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Property, plant and equipment										4,821	3,160		2,845
Purchase costs | Brands and trademarks | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognized in merger										96,431	0
Intangible assets										102,682	5,210		5,093
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Purchase costs | Licenses and domains | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognized in merger										0	0
Intangible assets										347	347		232
Increase (decrease) through transfers, intangible assets and goodwill										0	14
Purchase costs | Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognized in merger										0	0
Intangible assets										7,786	3,422		3,869
Increase (decrease) through transfers, intangible assets and goodwill										3,517	0
Purchase costs | Software | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognized in merger										22	0
Intangible assets										125	24		0
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Purchase costs | Other intangible assets | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognized in merger										13,257	0
Intangible assets										19,311	5,854		5,458
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Purchase costs | Intangible assets under development | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognized in merger										0	0
Intangible assets										3,159	3,691		1,090
Increase (decrease) through transfers, intangible assets and goodwill										(3,517)	(14)
Purchase costs | Goodwill | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill recognized in merger										135,630	0
Intangible assets										161,552	24,128		23,184
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										16,100	9,661		3,790
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill										703	3,324
Property, plant and equipment										2,504	1,145		763
Accumulated depreciation and impairment | Brands and trademarks | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										1,159	316		176
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill										703	0
Accumulated depreciation and impairment | Licenses and domains | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										187	138		104
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill										0	0
Accumulated depreciation and impairment | Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										2,746	1,201		366
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill										0	0
Accumulated depreciation and impairment | Software | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										31	1		0
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill										0	0
Accumulated depreciation and impairment | Other intangible assets | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										8,653	4,681		3,144
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill										0	0
Accumulated depreciation and impairment | Intangible assets under development | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										0	0		0
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill										0	0
Accumulated depreciation and impairment | Goodwill | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets										3,324	3,324		0
Increase (decrease) through transfers, intangible assets and goodwill										0	0
Impairment loss recognised in other comprehensive income, intangible assets other than goodwill										0	3,324
Other capital reserves
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity										183,405	49,383	[3]	48,901	[3]					0	[3]
Issue of equity										836	482		29,152
Subscribed capital
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity										2,662	1,317	[3]	1,317	[3]					25	[3]
Issue of equity										47	0		347
Treasury share reserves
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity										(56)	(18)	[3]	(24)	[3]					0	[3]
Issue of equity										€ (38)	6		0
Increase (decrease) in number of ordinary shares acquired | shares		41,867
Par value per share | € / shares									€ 1.00
Number of shares in entity held by entity or by its subsidiaries or associates | shares										55,697					55,697
Reserve of share-based payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Equity										€ 6,031	4,149	[3]	2,747	[3]					€ 2,259	[3]
Issue of equity										€ 0	€ 0		0
Increase (decrease) in shares issued | shares									4,652	46,519
Spark Networks Services Gmbh
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Notional amount								€ 5,850
Early termination fee								307
Interest costs incurred								€ 40
Type A Loans | Spark Networks Services Gmbh
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate								8.00%
Notional amount								€ 1,850
Percentage of repaid principal amount								2.00%
Type B Loans | Spark Networks Services Gmbh
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate								9.00%
Notional amount								€ 4,000
Percentage of repaid principal amount								6.75%
Lines Of Credit | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility			€ 110,000														$ 125,000,000
Discount rate			3.00%														3.00%
Debt discount			€ 3,170														$ 3,600,000
Facility fee payable			3,533	$ 4,010,000
Facility fee payable, transaction costs			2,747														3,118,000
Facility fee payable, initial commitment fee			€ 529														$ 600,000
Minimum liquidity threshold | $				$ 10,000,000
Lines Of Credit | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement | First four quarters of loan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt instrument, covenant, fixed charge coverage ratio			1.1														1.1
Lines Of Credit | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement | Second four quarters of loan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt instrument, covenant, fixed charge coverage ratio			1.2500000														1.2500000
Lines Of Credit | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement | Remaining life of loan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt instrument, covenant, fixed charge coverage ratio			1.4														1.4
Lines Of Credit | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement | First quarter of loan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt instrument, covenant, leverage ratio			3														3
Lines Of Credit | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement | Quarter ended Sept 2021 to maturity
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Debt instrument, covenant, leverage ratio			1.25														1.25
Term Loan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Line of credit facility outstanding, amount			€ 11,447
Term Loan | One Hundred Twenty Million USD Senior Secured Term Loan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility			€ 106,000														$ 120,000,000
Line of credit facility outstanding, amount										€ 101,000					$ 114,000,000
Commitment fee			0.50%	0.50%
Principal payment quarterly | $				$ 3,000,000
Financial liabilities at amortised cost										€ 96,000					$ 107,000,000
Revolving Credit Facilities | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Facility fee payable, transaction costs			€ 115														130,000
Facility fee payable, initial commitment fee			11														12,000
Facility fee payable, upfront fee			132														150,000
Revolving Credit Facilities | Five Million USD Senior Secured Revolving Credit Facility
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility			€ 4,000														$ 5,000,000
Commitment fee			0.75%	0.75%
Silicon Valley Bank Senior Facilities Agreement | Lines Of Credit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Early termination fee							€ 56
Percentage of repaid principal amount							0.50%
Credit facility							€ 25,000
Term							4 years
Silicon Valley Bank Senior Facilities Agreement | Term Loan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility							€ 15,000
Applicable margin											2.50%
Silicon Valley Bank Senior Facilities Agreement | Revolving Credit Facilities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Credit facility							€ 10,000
Bottom of range | Lines Of Credit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate										2.50%					2.50%
Top of range | Lines Of Credit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, interest rate										3.00%					3.00%
Other provisions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other provisions										€ 172	€ 39
Reclassifications										0
Provision for state sales tax | United States
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other provisions										1,892
IFRS 16
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Lease liabilities recognized on January 1, 2019						€ 1,317
Lessee's weighted average incremental borrowing rate applied to lease liabilities						2.79%
Cash flows from (used in) operations										1,008
Cash flows from (used in) financing activities										(1,008)
Property, plant and equipment						€ 1,300
Current financial liabilities						401
Non-current financial liabilities						€ 916
LIBOR | Lines Of Credit | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, adjustment to interest rate basis			8.00%														8.00%
Base Rate | Lines Of Credit | One Hundred Twenty Five Million USD Senior Secured Facilities Agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings, adjustment to interest rate basis			7.00%														7.00%
Zoosk, Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill			€ 135,630
Number of instruments or interests issued or issuable | shares			12,980,000														12,980,000
Cash consideration holdback										9,187							$ 9,814,000
Expense relating to short-term leases for which recognition exemption has been used										234
Expense relating to leases of low-value assets for which recognition exemption has been used										3
Zoosk, Inc. | Provision for state sales tax | United States
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other provisions										798
Zoosk, Inc. | IFRS 16
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Lessee's weighted average incremental borrowing rate applied to lease liabilities			3.50%														3.50%
Property, plant and equipment			€ 7,000
Current financial liabilities			1,200
Non-current financial liabilities			€ 5,800
Leased Office Space
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Lease liabilities recognized on January 1, 2019										6,751
Elite Connexion And Spark Networks Services GmbH
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Legal proceedings provision										150
Attorneys from city of santa monica and offices of district attorney
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Legal proceedings provision											502
Other Income
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Gains (losses) on lease commencement										€ 1,259	€ 0		€ 0
Weighted average cost of capital, measurement input | Samadhi SAS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital																		0.100
Weighted average cost of capital, measurement input | Cash generating units, Zoosk
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.092
Weighted average cost of capital, measurement input | Cash generating units, Christian Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.092																	0.094
Weighted average cost of capital, measurement input | Cash generating units, Jdate USA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.092																	0.094
Weighted average cost of capital, measurement input | Cash generating units, Jdate Israel
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.103																	0.106
Weighted average cost of capital, measurement input | Cash generating units, JSwipe
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.092																	0.094
Weighted average cost of capital, measurement input | Cash generating units, Other Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.092																	0.094
Weighted average cost of capital, measurement input, pre-tax [Member] | Cash generating units, Zoosk
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.123
Weighted average cost of capital, measurement input, pre-tax [Member] | Cash generating units, Christian Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.124
Weighted average cost of capital, measurement input, pre-tax [Member] | Cash generating units, Jdate USA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.122
Weighted average cost of capital, measurement input, pre-tax [Member] | Cash generating units, Jdate Israel
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.132
Weighted average cost of capital, measurement input, pre-tax [Member] | Cash generating units, JSwipe
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.122
Weighted average cost of capital, measurement input, pre-tax [Member] | Cash generating units, Other Networks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average cost of capital	0.123
Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill										1 year
Minimum | Brands and trademarks | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of intangible assets										17
Minimum | Licenses and domains | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill										1 year
Minimum | Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of intangible assets										P2Y0M0D
Minimum | Other intangible assets | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of intangible assets										P1Y0M0D
Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill										2 years
Maximum | Brands and trademarks | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of intangible assets										6
Maximum | Licenses and domains | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life measured as period of time, intangible assets other than goodwill										4 years
Maximum | Software | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of intangible assets										P5Y0M0D
Maximum | Other intangible assets | Not internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful lives of intangible assets										P4Y0M0D
Virtual Stock Option Plan Acceleration Program
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of share options satisfied by acceleration conditions in share-based payment arrangement (in shares) | shares					952,018
Number of share options purchased in share-based payment arrangement (in shares) | shares					315,526
Number of share options exercised in share-based payment arrangement (in shares) | shares					636,492
Par value per share | € / shares									€ 0.01
American Depository Share
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares									46,519
Number of shares outstanding | shares										26,056,890					26,056,890
Number of shares issued | shares										26,056,890					26,056,890
American Depository Share | Reserve of share-based payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of shares issued | shares										465,190					465,190
American Depository Share | Zoosk, Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of instruments or interests issued or issuable | shares																12,980,000
Ordinary shares | Zoosk, Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of instruments or interests issued or issuable | shares																1,298,000

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.
[3]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.